Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

For the six months ended June 30,
	2025	2024
Current income tax expense	$-	$-
Deferred income tax expense	-	-
Total income tax expense	$-	$-

Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes

A reconciliation between the Group’s actual provision for income taxes and the provision at the SG, mainland statutory rate is as follows:

	For the six months ended June 30,
	2025	2024
Loss before income taxes	$(11,271,548)	$(1,927,027)
Income tax expenses computed at statutory EIT rate	(1,916,163)	(327,595)
Reconciling items:
Non-deductible expenses	1,169,195	15,722
Change in valuation allowance	746,968	311,873
Income tax expenses	$-	$-
Effective tax rates	0.0%	0.0%

Schedule of Components of the Deferred Tax Assets

As of June 30, 2025 and December 31, 2024, the significant components of the deferred tax assets are summarized below:

	As of June 30,	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$3,180,983	$2,145,813
Operating lease liabilities	148,232	168,605
Deferred revenue	71,990	50,590
Bad debt provision	16,581	14,188
Property and equipment, net	2,851	2,074
Other accruals	-	107,980
Deferred tax assets, gross	3,420,637	2,489,250
Valuation allowance	(3,244,738)	(2,297,022)
Deferred tax assets, net of valuation allowance	175,899	192,228

Deferred tax liabilities:
Operating lease right-of-use assets	(148,232)	(168,605)
Contract cost assets	(27,072)	(23,586)
Property and equipment, net	(595)	(37)
Deferred tax liabilities	(175,899)	(192,228)

Net deferred tax assets	$-	$-

Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset

The roll forward of valuation allowances of deferred tax assets were as follows:

	As of June 30,	As of December 31,
	2025	2024
Balance as of beginning of period / year	$2,297,022	$929,574
Additions of valuation allowance	746,968	1,430,665
Foreign currency translation adjustments	200,748	(63,217)
Balance as of end of period / year	$3,244,738	$2,297,022